CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Sales	$ 462,329	$ 0	$ 1,353,868	$ 0
Revenue
Cost of Goods Sold	(146,738)	0	(114,272)	0
Gross Profit	315,591	0	1,239,596	0
Operating expenses:
Sales commissions	138,348	0	660,963	0
Employee compensation	202,832	19,481	260,689	4,951
Occupancy	107,734	75,933	279,191	101,702
Depreciation and amortization of property and equipment	2,772	1,824	8,966	91
Amortization of intangible assets	2,154	0	4,096	0
Other operating expenses	300,321	43,664	737,489	124,322
Total Operating Expenses	754,161	140,902	1,951,394	231,066
Income (loss) from operations	(438,570)	(140,902)	(711,798)	(231,066)
Other Income (Expenses)
Interest expenses	(105)	(46)	(3)	(127)
Total Other Income (Expenses)	(105)	(46)	(3)	(127)
Loss before Provision for Income Tax	(438,675)	(140,948)	(711,801)	(231,193)
Provision for Income Tax	0	0	0	0
Net loss	$ (438,675)	$ (140,948)	$ (711,801)	$ (231,193)
Net loss per share basic and diluted	$ (0.00)	$ (0.00)	$ (0.07)	$ (0.02)
Weighted average common shares outstanding basic and diluted	118,130,820	115,245,000	10,046,601	10,000,000
Comprehensive income (loss)
Net income loss	$ (438,675)	$ (140,948)	$ (711,801)	$ (231,193)
Foreign currency translation adjustment	70,413	(24,516)	5,931	(3,935)
Total comprehensive income (loss)	$ (368,262)	$ (165,464)	$ (705,870)	$ (235,128)